ACCRUED EXPENSES (Detail) - USD ($) $ in Millions	Jan. 03, 2015	Dec. 28, 2013
Payables and Accruals [Abstract]
Payroll and related taxes	$ 282.7	$ 272.5
Income and other taxes	139.2	86.3
Customer rebates and sales returns	71.3	78.9
Insurance and benefits	77.2	85.2
Accrued restructuring costs	97.6	191.5
Derivative financial instruments	95.0	66.6
Warranty costs	69.2	76.4
Deferred revenue	84.4	75.8
Other	305.3	286.3
Total	$ 1,221.9	$ 1,219.5